Schedule of Investments (unaudited) June 30, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)	29,992	$5,497,534
General Dynamics Corp.	14,236	2,127,712
L3Harris Technologies Inc.	12,089	2,051,141
Northrop Grumman Corp.	710	218,282
Raytheon Technologies Corp.	80,063	4,933,482

		14,828,151

Air Freight & Logistics — 0.6%
FedEx Corp.	13,564	1,901,944
United Parcel Service Inc., Class B	13,466	1,497,150

		3,399,094

Automobiles — 0.3%
General Motors Co.	70,135	1,774,416

Banks — 8.6%
Bank of America Corp.	434,461	10,318,449
Citigroup Inc.	116,951	5,976,196
JPMorgan Chase & Co.	170,137	16,003,086
PNC Financial Services Group Inc. (The)	23,811	2,505,155
Truist Financial Corp.	75,625	2,839,719
U.S. Bancorp.	76,313	2,809,845
Wells Fargo & Co.	210,898	5,398,989

		45,851,439

Beverages — 1.7%
Coca-Cola Co. (The)	89,678	4,006,813
Constellation Brands Inc., Class A	8,950	1,565,802
Keurig Dr Pepper Inc.	19,149	543,832
PepsiCo Inc.	20,738	2,742,808

		8,859,255

Biotechnology — 1.5%
AbbVie Inc.	5,937	582,895
Biogen Inc.(a)	6,364	1,702,688
Gilead Sciences Inc.	70,526	5,426,270

		7,711,853

Capital Markets — 4.1%
Bank of New York Mellon Corp. (The)	44,812	1,731,984
BlackRock Inc.(b)	8,267	4,497,992
Charles Schwab Corp. (The)	64,857	2,188,275
CME Group Inc.	19,930	3,239,422
Goldman Sachs Group Inc. (The)	18,602	3,676,127
Intercontinental Exchange Inc.	19,645	1,799,482
Morgan Stanley	61,917	2,990,591
S&P Global Inc.	5,545	1,826,967

		21,950,840

Chemicals — 2.8%
Air Products & Chemicals Inc.	10,825	2,613,805
Dow Inc.(a)	41,646	1,697,491
DuPont de Nemours Inc.	41,263	2,192,303
Ecolab Inc.	11,201	2,228,439
Linde PLC	29,502	6,257,669

		14,989,707

Commercial Services & Supplies — 0.4%
Waste Management Inc.	20,646	2,186,618

Communications Equipment — 2.1%
Cisco Systems Inc.	238,516	11,124,386

Consumer Finance — 1.0%
American Express Co.	36,723	3,496,030

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	25,402	$1,589,911

		5,085,941

Diversified Financial Services — 3.7%
Berkshire Hathaway Inc., Class B(a)	109,509	19,548,452

Diversified Telecommunication Services — 4.7%
AT&T Inc.	400,538	12,108,264
Verizon Communications Inc.	232,741	12,831,011

		24,939,275

Electric Utilities — 3.2%
American Electric Power Co. Inc.	27,872	2,219,726
Duke Energy Corp.	41,250	3,295,462
Exelon Corp.	54,637	1,982,777
NextEra Energy Inc.	27,488	6,601,793
Southern Co. (The)	59,302	3,074,809

		17,174,567

Electrical Equipment — 0.8%
Eaton Corp. PLC	22,451	1,964,014
Emerson Electric Co.	33,408	2,072,298

		4,036,312

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	77,919	1,432,930

Entertainment — 2.8%
Activision Blizzard Inc.	25,933	1,968,315
Electronic Arts Inc.(a)	13,788	1,820,705
Walt Disney Co. (The)	101,515	11,319,938

		15,108,958

Equity Real Estate Investment Trusts (REITs) — 1.6%
Crown Castle International Corp.	1,563	261,568
Digital Realty Trust Inc.	14,996	2,131,081
Prologis Inc.	41,333	3,857,609
Public Storage	2,935	563,197
SBA Communications Corp.	5,365	1,598,341

		8,411,796

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	2,900	879,309
Sysco Corp.	7,834	428,207
Walgreens Boots Alliance Inc.	41,131	1,743,543
Walmart Inc.	78,272	9,375,420

		12,426,479

Food Products — 1.4%
General Mills Inc.	34,060	2,099,799
Kraft Heinz Co. (The)	36,319	1,158,213
Mondelez International Inc., Class A	79,304	4,054,813

		7,312,825

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	59,806	5,468,063
Baxter International Inc.	16,609	1,430,035
Becton Dickinson and Co.	15,153	3,625,658
Boston Scientific Corp.(a)	78,473	2,755,187
Danaher Corp.	35,163	6,217,873
Medtronic PLC	75,343	6,908,953
Stryker Corp.	13,111	2,362,471

		28,768,240

Health Care Providers & Services — 3.2%
Anthem Inc.	10,531	2,769,442
Centene Corp.(a)	22,727	1,444,301

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	14,838	$2,784,351
CVS Health Corp.	73,421	4,770,162
HCA Healthcare Inc.	7,209	699,705
Humana Inc.	4,593	1,780,936
UnitedHealth Group Inc.	8,908	2,627,415

		16,876,312

Hotels, Restaurants & Leisure — 2.2%
Las Vegas Sands Corp.	10,670	485,912
Marriott International Inc./MD, Class A	15,073	1,292,208
McDonald’s Corp.	35,835	6,610,482
Starbucks Corp.	27,768	2,043,447
Yum! Brands Inc.	15,638	1,359,099

		11,791,148

Household Products — 2.9%
Colgate-Palmolive Co.	47,322	3,466,810
Kimberly-Clark Corp.	19,066	2,694,979
Procter & Gamble Co. (The)	75,696	9,050,971

		15,212,760

Industrial Conglomerates — 2.4%
3M Co.	10,731	1,673,929
General Electric Co.	488,048	3,333,368
Honeywell International Inc.	39,438	5,702,340
Roper Technologies Inc.	5,037	1,955,666

		12,665,303

Insurance — 2.6%
Aflac Inc.	39,840	1,435,435
Allstate Corp. (The)	17,592	1,706,248
American International Group Inc.	48,373	1,508,270
Chubb Ltd.	25,239	3,195,762
Marsh & McLennan Companies Inc.	6,336	680,296
MetLife Inc.	43,170	1,576,569
Progressive Corp. (The)	23,367	1,871,930
Travelers Companies Inc. (The)	14,152	1,614,036

		13,588,546

Interactive Media & Services — 2.0%
Alphabet Inc., Class A(a)	3,777	5,355,975
Alphabet Inc., Class C, NVS(a)	3,728	5,269,938

		10,625,913

Internet & Direct Marketing Retail — 0.0%
eBay Inc.	3,221	168,941

IT Services — 3.4%
Automatic Data Processing Inc.	3,379	503,099
Cognizant Technology Solutions Corp., Class A	28,168	1,600,506
Fidelity National Information Services Inc.	34,676	4,649,705
Fiserv Inc.(a)	22,093	2,156,719
Global Payments Inc.	16,713	2,834,859
International Business Machines Corp.	49,900	6,026,423

		17,771,311

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific Inc.	9,162	3,319,759

Machinery — 1.5%
Caterpillar Inc.	30,409	3,846,739
Deere & Co.	15,833	2,488,156
Illinois Tool Works Inc.	9,844	1,721,223

		8,056,118

Media — 2.0%
Charter Communications Inc., Class A(a)	815	415,683

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	254,527	$9,921,462

		10,337,145

Metals & Mining — 0.6%
Newmont Corp.	45,071	2,782,684
Southern Copper Corp.	4,624	183,896

		2,966,580

Multi-Utilities — 1.1%
Dominion Energy Inc.	47,086	3,822,441
Sempra Energy	16,446	1,927,965

		5,750,406

Multiline Retail — 0.6%
Target Corp.	28,066	3,365,955

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	105,007	9,369,775
ConocoPhillips	60,308	2,534,142
EOG Resources Inc.	32,684	1,655,771
Exxon Mobil Corp.	237,724	10,631,017
Kinder Morgan Inc./DE	109,156	1,655,897
Phillips 66	24,484	1,760,400
Valero Energy Corp.	22,865	1,344,919

		28,951,921

Personal Products — 0.0%
Estee Lauder Companies Inc. (The), Class A	1,318	248,680

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	81,004	4,763,035
Johnson & Johnson	128,268	18,038,329
Merck & Co. Inc.	17,879	1,382,583
Pfizer Inc.	312,355	10,214,009
Zoetis Inc.	2,536	347,533

		34,745,489

Road & Rail — 1.7%
CSX Corp.	42,824	2,986,546
Norfolk Southern Corp.	14,371	2,523,116
Uber Technologies Inc.(a)	17,689	549,774
Union Pacific Corp.	18,684	3,158,904

		9,218,340

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices Inc.(a)	4,584	241,164
Analog Devices Inc.	18,152	2,226,161
Broadcom Inc.	1,140	359,795
Intel Corp.	238,089	14,244,865
Micron Technology Inc.(a)	62,449	3,217,373
Texas Instruments Inc.	25,882	3,286,238

		23,575,596

Software — 0.5%
Autodesk Inc.(a)	4,112	983,549
Oracle Corp.	13,303	735,257
salesforce.com Inc.(a)	3,551	665,209

		2,384,015

Specialty Retail — 1.6%
Home Depot Inc. (The)	30,169	7,557,636
Ross Stores Inc.	3,743	319,053
TJX Companies Inc. (The)	12,785	646,410

		8,523,099

Technology Hardware, Storage & Peripherals — 0.1%
Dell Technologies Inc., Class C(a)	8,057	442,652

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.6%
Altria Group Inc.	58,909	$2,312,178
Philip Morris International Inc.	87,398	6,123,104

		8,435,282

Wireless Telecommunication Services — 0.6%
T-Mobile U.S. Inc.(a)	29,774	3,100,962

Total Common Stocks — 99.8% (Cost: $525,413,945)		529,043,767

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	13,746	2,310

Total Rights — 0.0% (Cost: $5,086)		2,310

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(b)(c)	680,000	$680,000

Total Short-Term Investments — 0.1% (Cost: $680,000)		680,000

Total Investments in Securities — 99.9% (Cost: $526,099,031)		529,726,077

Other Assets, Less Liabilities — 0.1%		560,813

Net Assets — 100.0%		$530,286,890

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,476,713	—		(1,476,713	)(b)	—	$—	$5,562	(c)	$1,243	$548
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	210,000	(b)	—		680,000	680,000	340		—	—
BlackRock Inc.	6,405	3,792		(1,930)		8,267	4,497,992	34,616		88,480	702,155

							$5,177,992	$40,518		$89,723	$702,703

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	6	09/18/20	$927	$5,301

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$529,043,767	$—	$—	$529,043,767
Rights	2,310	—	—	2,310
Money Market Funds	680,000	—	—	680,000

	$529,726,077	$—	$—	$529,726,077

Derivative financial instruments(a)
Assets
Futures Contracts	$5,301	$—	$—	$5,301

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4